Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related-Party Transactions

16. RELATED-PARTY TRANSACTIONS

Certain affiliates of Blackstone provided monitoring, advisory and consulting services to the Company under an advisory fee agreement (the “2009 Advisory Agreement”), which was terminated on April 24, 2013 in connection with the completion of the initial public offering (see Note 19-Stockholders’ Equity). Fees related to these services, which were based upon a multiple of Adjusted EBITDA as defined in the 2009 Advisory Agreement, amounted to $2,799, $6,201 and $6,012 for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts are included in selling, general and administrative expenses in the accompanying consolidated statements of comprehensive income.

In connection with the completion of the initial public offering in April 2013 (see Note 19-Stockholders’ Equity), the 2009 Advisory Agreement between the Company and affiliates of Blackstone was terminated (except for certain provisions relating to indemnification and certain other provisions, which survived termination). In connection with such termination, the Company paid a termination fee of $46,300 to Blackstone using a portion of the net proceeds from the offering and wrote-off $3,772 of the 2013 prepaid advisory fee. The combined expense of $50,072 is recorded as termination of advisory agreement in the accompanying consolidated statements of comprehensive income.

In December 2013, the Company repurchased shares of its common stock from the selling stockholders concurrently with the closing of the secondary offering. See further discussion in Note 19-Stockholders’ Equity.

In June, September and December 2013, the Company’s Board of Directors declared a cash dividend of $0.20 per share to all common stockholders of record at the close of business on June 20, September 20 and December 20, 2013, respectively (see Note 19-Stockholders’ Equity). In connection with these dividend declarations, certain affiliates of Blackstone were paid dividends in the amount of $11,749, $11,749 and $7,849, on July 1, 2013, October 1, 2013, and January 3, 2014, respectively.

In March 2012 and September 2011, respectively, the Company declared and subsequently paid a $500,000 and $110,100 cash dividend to its common stockholders, which at that time consisted of entities controlled by certain affiliates of Blackstone.

The Company had an arrangement with another former Blackstone portfolio theme park company to sell admission tickets on a combined basis. The Company earned revenue of approximately $7,400 (through June 2011) during the year ended December 31, 2011, under the combined ticket arrangement. Blackstone sold its interest in such theme park company in June 2011.